Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013		Jun. 27, 2012
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 188,438		$ 186,923
Accumulated impairment losses, Beginning balance	(62,834)	[1]	(62,834)	[1]
Goodwill, Net, Beginning balance	125,604		124,089
Additions	16,499	[2]	1,515	[2]
Goodwill, Ending balance	204,937		188,438
Accumulated impairment losses, Ending balance	(62,834)		(62,834)	[1]
Goodwill, Net, Ending balance	$ 142,103		$ 125,604

[1]	(a)The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	(b)Additions for the current year reflect the preliminary goodwill acquired as a result of the purchase of restaurants from a franchisee.